Note 7 - Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 349	$ 4,920	$ 13,155	$ 33,023